STOCK OPTIONS AND RESTRICTED STOCK (Summary of Stock Options Outstanding and Exercisable) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	793,067	793,067
Number exercisable	446,102	395,056
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01	$ 0.01
Number outstanding	72,500	72,500
Weighted average remaining contractual life	6 years 3 months 4 days	6 years 9 months 4 days
Weighted average exercise price	$ 0.01	$ 0.01
Number exercisable	72,500	72,500
Exercisable weighted average exercise price	$ 0.01	$ 0.01
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.23	$ 0.23
Number outstanding	205,667	205,667
Weighted average remaining contractual life	7 years 4 months 28 days	7 years 1 month 6 days
Weighted average exercise price	$ 0.23	$ 0.23
Number exercisable	170,698	148,552
Exercisable weighted average exercise price	$ 0.23	$ 0.23
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.27	$ 0.27
Number outstanding	514,900	514,900
Weighted average remaining contractual life	8 years 6 months	8 years 11 months 12 days
Weighted average exercise price	$ 0.27	$ 0.27
Number exercisable	202,904	174,004
Exercisable weighted average exercise price	$ 0.27	$ 0.27